Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,152,000
Previously Paid Amount	0.00
Total Fee Amount	635.67
Total Offset Amount	0.00
Net Fee	635.67
Narrative - Max Aggregate Offering Price	$ 4,152,000
Final Prospectus	true